Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Balance Sheet (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Balance Sheet (Parentheticals) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	116,667,000	66,667,000
Ordinary shares outstanding	116,667,000	66,667,000